MARKETABLE SECURITIES - (Schedule of continuous unrealized loss position and fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Gross unrealized losses Continuous unrealized loss position for less than 12 months	$ (31)	$ (590)
Gross unrealized losses continuous unrealized loss position for more than 12 months	(840)	(5,236)
Gross unrealized losses	(871)	(5,826)
Fair value of continuous unrealized loss position for less than 12 months	10,266	186,910
Fair value of continuous unrealized loss position for more than 12 months	40,842	190,560
Fair value	$ 51,108	$ 377,470